Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other non-financial assets [Abstract]
Disclosure of detailed information about other current and non-current non-financial assets [Text Block]

As of December 31, 2021, and 2020, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Domestic Value Added Tax	26,356	18,107
Foreign Value Added Tax	14,395	7,785
Prepaid mining licenses	1,233	1,025
Prepaid insurance	20,443	10,307
Other prepayments	659	946
Refund of Value Added Tax to exporters	-	14,316
Other taxes	6,030	4,499
Other assets	754	414
Total	69,870	57,399

Other non-financial assets, non-current	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Exploration and evaluation expenses (1)	26,752	17,883
Guarantee deposits	622	731
Other assets	6,113	3,428
Total	33,487	22,042

(1)	Reconciliation of changes in assets for exploration and mineral resource evaluation, by type

Disclosure of reconciliation of changes in assets for exploration and mineral resource evaluation [Text Block]
Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2021, and 2020:

Conciliation	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Opening balance	17,883	18,654	26,189
Change in assets for exploration and evaluation of mineral resources
Additions	8,071	-	-
Short term reclassifications	83	(526)	(1,311)
Increase (decrease) due to transfers and other charges	715	(245)	(6,224)
Total changes	8,869	(771)	(7,535)
Total	26,752	17,883	18,654

Disclosure of Disbursements for Exploration And Evaluation Explanatory
Explorations in execution	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Chile	12,915	14,265
Total	12,915	14,265

Summary Of Detailed Information About Conciliation Of Explorations In Execution
Reconciliation of explorations in execution	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Opening balance	14,265	18,654
Disbursements	11,964	-
Reclassifications	(13,314)	(4,389)
Total changes	(1,350)	(4,389)
Total	12,915	14,265

Summary Of Detailed Information About Reimbursements For Exploration And Evaluation

Economically feasible	Type of Exploration	As of December 31, 2021	As of December 31, 2020
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	18,154	10,872
Total		18,154	10,872

(1) The value presented for Chile is as of December 2021 for ThUS 5,622, corresponding to non-metallic exploration and evaluation and ThUS$ 12,367 associated with metallic exploration. In December 2020, the amounts of non-metallic exploration were ThUS$ 6,576 and metallic exploration were ThUS$ 4,296 Economically feasible metallic exploration is classified as advanced exploration.

Summary Of Detailed Information About Reconciliation Of Economically Feasible Metalic Explorations
Economically feasible metallic explorations are those classified as advanced exploration.

Economically feasible	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Opening balance	10,872	10,009
Additions	8,071	-
Reclassifications from Exploration in execution – Chile	1,906	863
Reclassifications to Exploration in Exploitation-Chile	(2,695)	-
Total changes	7,282	863
Total	18,154	10,872

Summary Of Detailed Information About Short Term And Long Term Exploitation Conciliation

Short-Term Exploitation rec onciliation	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Opening balance	1,318	1,367
Amortization	(1,359)	(1,683)
Reclassifications	1,276	1,634
Total changes	(83)	(49)
Total	1,235	1,318

Long -Term Exploitation conciliation	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Opening balance	7,011	8,645
Amortization	-	-
Reclassifications	1,587	(1,634)
Total changes	1,587	(1,634)
Total	8,598	7,011